TAXES ON INCOME (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 5,681	$ 6,539
Capital loss carry-forward	898	941
Allowances and reserve	1,823	202
Total deferred tax assets before valuation allowance	8,402	7,682
Valuation allowance	(1,571)	(7,682)
Property, plant and equipment	(1,150)	0
Net deferred tax assets	$ 5,681	$ 0